Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	¥ 187,191	¥ 207,636
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	187,191	207,636
Variable-Rate Financial Instruments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	187,191	207,636
Variable-Rate Financial Instruments | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term investments	¥ 187,191	¥ 207,636